Organization and Business	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Organization and Business [Abstract]
Organization and Business
Note 1 -      Organization and Business

Business Activity

Putnam Hills Corp., a Development Stage Company, (the “Company") was incorporated in the state of Delaware on January 18, 2011 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.

On November 7, 2013, the Company entered into a non-binding letter of intent (the “LOI”) with DanDrit Biotech A/S, a company organized in Denmark (“DanDrit”), pursuant to which the Company agreed, subject to the terms of a definitive agreement (the “Definitive Agreement”) to be negotiated between the parties, to acquire no less than 90% of the issued and outstanding equity interests of DanDrit, in exchange for approximately 6,000,000 shares of the Company’s common stock issuable to the equity holders of DanDrit (the “Share Exchange”). In addition, subject to the terms and conditions of the Definitive Agreement, the existing sole shareholder of Putnam agreed to cancel an aggregate of 4,400,000 shares of common stock, as an inducement for DanDrit to consummate the transactions contemplated by the LOI.  In accordance   with the terms and conditions of the LOI, DanDrit agreed to pay up to $8,000 in fees and expenses incurred by the Company for maintaining the Company’s periodic filings. In addition, the LOI provides that up to an additional 1,440,000 shares of common stock (the “Additional Shares”)  may be issued upon or prior to the closing of the Share Exchange. Upon the closing of the Share Exchange, it is contemplated that an aggregate of 8,040,000 shares of common stock will be issued and outstanding.  As of the date of this filing, the Definitive Agreement between the parties has not been executed.

Note 1 -          Organization and Business

Business Activity

Putnam Hills Corp., a Development Stage Company, ("the Company") was incorporated in the state of Delaware on January 18, 2011 with the objective to acquire, or merge with, an operating business.

The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly traded corporation. The Company’s principal business objective over the next twelve months and beyond will be to achieve long-term growth potential through a combination with a business rather than immediate short-term earnings. The Company will not restrict its potential target companies to any specific business, industry or geographical location. The analysis of business opportunities will be undertaken by, or under the supervision of, the officers and directors of the Company.